UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

 INVESTMENT COMPANY

Investment Company Act file number 811-22463

Ironwood Institutional Multi-Strategy Fund LLC

 (Exact name of registrant as specified in charter)

One Market Plaza, Steuart Tower, Suite 2500

San Francisco, CA 94105

(Address of principal executive offices)(Zip code)

_________________________________________

Jonathan Gans

Chief Executive Officer and President

c/o Ironwood Capital Management Corporation

One Market Plaza, Steuart Tower, Suite 2500

San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (415) 777-2400

Date of fiscal year end:  April 30, 2012

Date of reporting period: July 1, 2011 - June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 ( § § 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1: Proxy Voting Record

Registrant Name: Ironwood Institutional Multi-Strategy Fund LLC

Fund Name: Ironwood Institutional Multi-Strategy Fund LLC

The Fund did not vote proxies related to portfolio securities during the period covered by this report.

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ironwood Institutional Multi-Strategy Fund LLC

By:	/s/ Jonathan Gans
Jonathan Gans, President
(Principal Executive Officer)

Date:          August 29, 2012

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